Financial Income - Schedule of Income on Interest Received and Discounts Obtained (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Revenue
Financial Revenue, Total						$ 25,630
Financial Revenue, Change in amount					$ 25,630
Financial Revenue, Change in percentage					(10000.00%)
Financial Expenses
Financial Expenses, Total	$ (24,297)	$ (96,900)	$ (255,538)	$ (661,713)	$ (1,172,087)	(1,466,976)
Financial Expenses, Change in amount					$ 688,105
Financial Expenses, Change in percentage					(2826.00%)
Interest [Member]
Financial Revenue
Financial Revenue, Total						25,630
Financial Revenue, Change in amount					$ 25,630
Financial Revenue, Change in percentage					(10000.00%)
Financial Expenses
Financial Expenses, Total	$ (24,297)	$ (96,892)	$ (255,538)	$ (106,743)
IOF [Member]
Financial Expenses
Financial Expenses, Total					$ (1)	(2,954)
Financial Expenses, Change in amount					$ 2,953
Financial Expenses, Change in percentage					(100.00%)
Banking Expenses [Member]
Financial Expenses
Financial Expenses, Total					$ (554,970)	(669,334)
Financial Expenses, Change in amount					$ 114,364
Financial Expenses, Change in percentage					(17.00%)
Interest [Member]
Financial Expenses
Financial Expenses, Total					$ (617,116)	$ (794,688)
Financial Expenses, Change in amount					$ 297,262
Financial Expenses, Change in percentage					(37.00%)